Transamerica Seriessm Bountysm Variable Annuity
                                    Issued by
                 Transamerica Life Insurance and Annuity Company
                              Separate Account VA-7


                         Supplement Dated June 25, 1999

                                       To

                          Prospectus Dated May 1, 1999


The following information supplements the Prospectus. You should read it together with the Prospectus.

     1. The second paragraph in the description of the The Growth and Income Portfolio of the Alliance Variable Products Series Fund, Inc. section on page 14 is changed to read:

           Adviser: Alliance Capital Management L.P.
           Management Fee: 0.625%